Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
For the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Cboe S&P 500 Dividend Aristocrats Target Income Index Monthly Series
The Index is a rules-based buy-write index created in 2017 and calculated daily by Cboe Exchange, Inc. (“Cboe” or the “Index Calculation Agent”) and designed with the primary goal of generating an annualized level of income from stock dividends and option premiums that is approximately 3% over the annual dividend yield of the S&P 500 Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500 Index.
The Index is composed of two parts: (1) an equal-weighted portfolio of the stocks contained in the S&P 500 Dividend Aristocrats Index (the “Aristocrat Stocks”) that have options that trade on a national securities exchange and (2) a rolling series of short (written) call options on each of the Aristocrat Stocks (the “Covered Calls”). The S&P 500 Dividend Aristocrats Index generally includes companies in the S&P 500 Index that have increased dividend payments each year for at least 25 consecutive years and meet certain market capitalization and liquidity requirements.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. All of the options are “American Style” options, which means they can be exercised at anytime prior to the option expiration date.
The Covered Calls are written (sold)[1] by the Index on the third Friday of each month with an expiration typically on the third Friday of the following month and a strike price as close as possible to the closing price of the underlying Aristocrat Stock at the time the Covered Call is written. The Index employs a “partial covered call strategy,” meaning that Covered Calls will be written on a notional value of no more than 20% of the value of each underlying Aristocrat Stock, such that the short position in each call option is “covered” by a portion of the corresponding Aristocrat Stock held by the Index. For example, if at the time Covered Calls are written by the Index the Index reflected a $50,000 position in a particular Aristocrat Stock, the notional value of such Covered Calls (i.e., the strike price multiplied by the number of shares subject to the Covered Calls) would not exceed $10,000.
The exact amount of Covered Calls written is based on a calculation designed to result in the Index generating income from (i) dividends from the Aristocrat Stocks and (ii) premiums from writing Covered Calls that is 3% higher annually than the total dividend yield of the S&P 500 Index constituents.
The equity component of the Index is rebalanced (i.e., weights are reset to equal-weighted) quarterly, effective after the close of the last business day of each January, April, July, and October, and reconstituted (i.e., Aristocrat Stocks are added and deleted according to the Index rules) annually, effective after the close of the last business day of each January.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions) or in options with slightly different strike prices or expiration dates than the options components of the Index to maximize the Fund’s liquidity by utilizing a broader range of options, while maintaining the overall risk, return, and other characteristics of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”

•
Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

___________________________________________
[1] The Index is a hypothetical portfolio of options and equity securities. As such, the Index cannot actually buy or sell an option or equity security, but the Index reflects the value of such transactions as if the Index could actually engage in them. The Index is described as “writing” or “selling” options to aid investors in understanding how the Fund will act in tracking the Index.

•
Derivatives Risk. The Fund invests in options that derive their performance from the performance of an underlying stock. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

•
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

◦
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦
Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•
High Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its Covered Calls as frequently as monthly, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/ask spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect. While the turnover of the call options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).

•
Index Risks. There can be no guarantee that the Index, and consequently the Fund, will be successful in generating (i) an annualized level of income that is approximately 3% over the annual dividend yield of the S&P 500 Index or (ii) price returns that are proportional to the price returns of the S&P 500 Index. Additionally, the total return performance of the Index, and consequently the Fund, may be negative even when the Fund achieves its objectives. The Index is a recently created index and has a limited track record by which investors can judge whether the Index’s methodology has been successful in achieving its objectives.

•
Limited Operating History. The Fund is a recently organized, non-diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

•
Options Risk. Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

•
Passive Investment Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•
Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.

•
Tax Risk. The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.

•
Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.cboevest.com/etfs/KNG/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cboevest.com/etfs/KNG/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended March 31, 2019, and the lowest quarterly return was 2.66% for the quarter ended June 30, 2019.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.66%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF | Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.93%
Since Inception	rr_AverageAnnualReturnSinceInception	14.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2018
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	13.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2018
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF | CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2019	rr_AnnualReturn2019	25.88%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.88%
Since Inception	rr_AverageAnnualReturnSinceInception	13.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2018
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF | CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.87%
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF | CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.76%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%